Segment Information - Summary of Depreciation of Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Depreciation	¥ 36,872	$ 5,273	¥ 37,994	¥ 53,683
Color Cosmetics Brands | Operating Segments
Segment Reporting Information [Line Items]
Depreciation	14,607		18,199	31,588
Skincare Brands | Operating Segments
Segment Reporting Information [Line Items]
Depreciation	22,204		19,542	21,509
Others | Operating Segments
Segment Reporting Information [Line Items]
Depreciation	¥ 61		¥ 253	¥ 586